Derivative Financial Instruments (Balance Sheet Classification Of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Derivative [Line Items]
Other assets and deferred charges	$ 5,456	$ 4,129
Less long-term debt due within one year	1,975	4,655
Long-term debt	46,045	45,347
Deferred income taxes and other	7,862	6,682
Fair Value Instruments [Member]
Derivative [Line Items]
Prepaid expenses and other	2
Other assets and deferred charges	181	267
Asset subtotals	183	267
Less long-term debt due within one year	2
Long-term debt	181	267
Liability subtotals	183	267
Net Investment Hedge [Member]
Derivative [Line Items]
Other assets and deferred charges	316	233
Asset subtotals	316	233
Cash Flow Instruments [Member]
Derivative [Line Items]
Other assets and deferred charges	91	238
Asset subtotals	91	238
Deferred income taxes and other	110	18
Liability subtotals	$ 110	$ 18